Commitments and Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 7 – Commitments and Contingencies

In October 2018, the Company entered into a two-year sublease agreement for approximately 3,360 square feet of office space in Orlando, Florida. In August 2020, the Company provided $117,336 in security deposit and entered into a 39-month lease agreement which allowed the Company to expand its office space to 10,080 square feet. On October 31, 2023, we entered into a First Amendment that extended our lease until October 31, 2028 (see Note 8).

On November 15, 2024, Chris Savine, the Company Chief Operating Officer employment agreement was amended whereby Mr. Savine is eligible to receive a performance bonus payable in cash only in an amount equal to the fair market value of: (i) 112,500 shares; and (ii) 100,000 warrants for Class A common stock exercised on a cashless basis with an exercise price of $2.00 per share. To be eligible for the bonus, Mr. Savine must be continuously employed during the term of the agreement, and the Company must have successfully completed a liquidity event, which may occur after the employment term. A Liquidity Event is defined in the Savine Employment Agreement as either: (i) (a) a merger, consolidation, reorganization, or business combination; or (b) a sale or other disposition of all or substantially all of our assets in any single transaction or series of related transactions; or (ii) (a) a primary offering of our Class A common stock by us to the general public through an effective registration statement filed with the SEC; (b) simultaneous listing of our Class A common stock on any established stock exchange if such common stock was not already listed at the time of such offering; and (c) we receive net proceeds from the offering of not less than $20 million. If Mr. Savine becomes eligible for the bonus, it will be paid to him no later than five days after the later of: (a) the end of the initial term and (b) a liquidity event.

As of December 31, 2025, no liability was recorded within the balance sheets for contingent consideration as the contingency is not probable such that an amount has not been estimated.

Note 8 – Commitments and Contingencies

In October 2018, the Company entered into a two-year sublease agreement for approximately 3,360 square feet of office space in Orlando, Florida. In August 2020, the Company provided $117,336 in security deposit and entered into a 39-month lease agreement which allowed the Company to expand its office space to 10,080 square feet. On October 31, 2023, we entered into a First Amendment that extended our lease until October 31, 2028 (see Note 9).

In August 2022, CEBV, LLC, as assignee of Ameris Bank sued the Company and its chief executive officer (“CEO”), William Mobley, along with various other companies alleging the Company and its CEO had received proceeds from a purported loan fraud scheme perpetrated by various third parties. No loans were made to the Company or its CEO by Ameris Bank. On August 2, 2023, the court dismissed the case against the Company and its CEO without prejudice.

In December 2022, U.S. Premium Finance sued the Company and its CEO for nonpayment of a settlement agreement arising from a collection lawsuit involving two U.S. Premium Finance agreements. These agreements, which the Company learned after entering into, were the product of the same loan scheme at the center of the CEBV, LLC lawsuit (see above). The Company filed motions to set aside the judgment, for rehearing and for evidentiary hearing on January 17, 2023, all of which were denied by the court in an order entered on December 7, 2023. The Company continues to believe that the claims made by USPF are without merit. The Company intends to continue the pursuit to prove USPF is involved in a national banking fraud scheme, and that the settlement that was reached was done so before learning that the loans issued by USPF were part of this scheme. If the Company fails in this pursuit, the Company may be required to pay the Damages, plus accrued interest thereon at the rate of 4.75% per annum. USPF filed a Write of Garnishment on January 10, 2024, which was granted by the court on January 12, 2024, and subsequently served on the Company’s bank as garnishee. On January 16, 2024, this litigation was concluded when the Company paid USPF the full amount of the damages of $662,893.75 plus an additional $44,595 for post judgment interest and attorney fees.

On November 15, 2024, Chris Savine, the Company Chief Operating Officer employment agreement was amended whereby Mr. Savine is eligible to receive a performance bonus payable in cash only in an amount equal to the fair market value of: (i) 112,500 shares; and (ii) 100,000 warrants for Class A common stock exercised on a cashless basis with an exercise price of $2.00 per share. To be eligible for the bonus, Mr. Savine must be continuously employed during the term of the agreement, and the Company must have successfully completed a liquidity event, which may occur after the employment term. A Liquidity Event is defined in the Savine Employment Agreement as either: (i) (a) a merger, consolidation, reorganization, or business combination; or (b) a sale or other disposition of all or substantially all of our assets in any single transaction or series of related transactions; or (ii) (a) a primary offering of our Class A common stock by us to the general public through an effective registration statement filed with the SEC; (b) simultaneous listing of our Class A common stock on any established stock exchange if such common stock was not already listed at the time of such offering; and (c) we receive net proceeds from the offering of not less than $20 million. If Mr. Savine becomes eligible for the bonus, it will be paid to him no later than five days after the later of: (a) the end of the initial term and (b) a liquidity event.

As of June 30, 2025, no liability was recorded within the balance sheets for contingent consideration as the contingency is not probable such that an amount has not been estimated.